UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  May 31, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2014

Investment Adviser

Gerstein, Fisher & Associates, Inc.
565 Fifth Avenue, 27th Floor
New York, New York  10017

Phone: 800-473-1155
www.gersteinfisherfunds.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	15
STATEMENT OF ASSETS AND LIABILITIES	38
STATEMENT OF OPERATIONS	40
STATEMENTS OF CHANGES IN NET ASSETS	42
FINANCIAL HIGHLIGHTS	46
NOTES TO FINANCIAL STATEMENTS	50
NOTICE OF PRIVACY POLICY & PRACTICES	61
ADDITIONAL INFORMATION	62

Gerstein Fisher Funds

Dear Fellow Shareholders,

As always, I want to thank you for investing with Gerstein Fisher. Our Multi-Factor® approach offers a highly disciplined investment strategy that seeks long-term risk-adjusted returns in excess of traditional benchmarks.  The process is objective, research-based, repeatable and validated by a 20-year track record of the firm managing assets for investors.

Gerstein Fisher’s Multi-Factor® models are designed to bring clarity and transparency to the investment process and create distinct offerings in asset classes where we believe we can add value for the investor. The core of our approach is driven by the understanding that a portfolio’s expected return is largely driven by its exposure to various risk factors. This rationale—that sources of risk fuel equity returns—determines what we focus on when designing and implementing our investment strategies.

Gerstein Fisher’s approach quantifies and seeks to capitalize on common investor behavioral biases as a core element of our portfolio strategy. Rather than attempting to outsmart the market through individual security selection, we build well diversified portfolios with tilts toward risk and behavioral factors that historically have rewarded investors in the form of excess returns over the broader market. In other words, we are taking risk where we expect our shareholders to be compensated for it.

Examples of portfolio tilts the Multi-Factor® Growth Equity Fund, the Multi-Factor® International Growth Equity Fund and the Multi-Factor® Global Real Estate Securities Fund (together, the “Gerstein Fisher Funds” or the “Funds”) employ include, but are not limited to: size (premium for being in smaller vs. larger company stocks), price (premium for being in value vs. growth stocks), and momentum (premium for being in stocks with positive recent price momentum). At the same time, we seek to minimize active risk relative to the benchmark by controlling the Funds’ exposures to undesired, unrewarded risk factors, or to company- or industry-specific risks. Our strategy’s core goal is to avoid, as much as possible, taking risk where we do not expect our shareholders to be compensated for it, and carefully managing and understanding the risks that we do take.

We at Gerstein Fisher believe that our quantitative, structured approach to equity investing offers a compelling alternative to both pure passive and traditional active, qualitative equity investing approaches. By delivering reliable asset class representation and carefully calibrated exposures to proven risk factors, the Gerstein Fisher Funds can serve as strong core holdings within your diversified portfolios.

Portfolio Reviews

Gerstein Fisher Multi-Factor® Growth Equity Fund (“GFMGX” or the “Fund”)

U.S. markets registered strong gains from December 1, 2013 to May 31, 2014, aided by modest economic growth, low inflation and interest rates, rising corporate profits and improving labor markets. For the six-months ended May 31, 2014, the Fund returned 5.47%, slightly underperforming the Russell 3000 Growth Index, which returned 6.52% in the same period.

Performance attribution during the six-month period reveals that higher exposure to more value-oriented stocks resulted in a positive contribution of 1.5% over the benchmark. Similarly, the Fund’s tilt to higher-momentum securities resulted in a positive contribution of 0.5%. However, the Fund’s exposure to smaller stocks resulted in underperformance of 0.6% relative to the Russell 3000 Growth Index.

The Fund’s core mandate remains to control for undesired exposures while constructing the portfolio to consist of higher-momentum, more value-oriented, and smaller securities within the Russell 3000 Growth universe.  As a result, industry and sector weightings within the portfolio were held as closely to the benchmark as possible after targeted risk factor tilts, including the three mentioned above, were implemented. Any industry and sector over- or underweights are primarily driven by these underlying factor exposures, and no individual holding constitutes more than 5% of the total portfolio.

Since its inception in December 2009, we have been pleased that the Fund has tracked our overall expectations. The Fund is designed to be an all-cap U.S. growth equity portfolio with additional exposures to targeted, systematic risk factors that include small companies, value, and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. Because our process is based on a scientifically grounded approach, we believe that the Fund should continue to be well positioned to deliver a positive investment experience in the U.S. growth equity space, as well as providing exposure to often overlooked factors within the domestic growth universe.

Gerstein Fisher Multi-Factor® International Growth Equity Fund (“GFIGX” or the “Fund”)

Developed-world stock markets posted robust gains from December 1, 2013 to May 31, 2014 on the back of a return to economic growth and lower interest rates in the eurozone. For the six-months ended May 31, 2014, the Fund returned 7.32%, outperforming the MSCI EAFE Growth Index, which rose 4.48% during the same period.

The Fund’s outperformance relative to the MSCI EAFE Growth Index was due primarily to higher exposure to certain risk factors targeted by our Multi-Factor® strategy. Performance attribution during the six-month period reveals that higher exposure to more value-oriented stocks resulted in a positive contribution of 0.8% relative to the benchmark. The Fund’s exposure to smaller stocks had a neutral effect, while higher-momentum securities performed well and contributed 0.4% relative to the MSCI EAFE Growth Index. The dispersion of country and currency weightings added about 0.6% during the six-month period.

Portfolio industry and sector weightings were held as closely to the benchmark as possible after the targeted risk factor tilts were implemented. This is a direct consequence of controlling for undesired exposures while constructing the portfolio to consist of higher-momentum, more value-oriented, and smaller securities within the MSCI EAFE Growth universe.  Any industry and sector over- or underweights are driven by these underlying factor exposures, and no individual holding constituted more than 5% of the total portfolio. In addition to the risk factor tilts, another source of deviation of the portfolio from the index is due to strategic choices made to country weightings that typically limit any single country’s exposure within the portfolio to approximately 12% within the Fund. This is designed to redistribute the portfolio from the larger countries in the index and to provide more exposure to smaller countries.

Since the Fund’s inception in January 2012, we have been pleased that the Fund has tracked our overall expectations. The Fund is designed to be a large-cap developed-market growth equity portfolio with additional exposures to targeted, systematic risk factors that include small companies, value and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. Because our process is based on a scientifically grounded approach, we believe that the Fund should be well positioned to deliver a positive investment experience in the international-developed growth equity space, as well as to provide exposure to often overlooked factors within the growth universe.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (“GFMRX” or the “Fund”)

This year has been a robust one for global real estate, with both U.S. and international real estate securities advancing significantly. This is in sharp contrast to 2013, when real estate underperformed the broad equity markets amid concerns about the sustainability of continued recovery for property valuations and the potential for rising interest rates. During the six months ended May 31, 2014, the Fund returned 10.94%, underperforming the Dow Jones Global Select Real Estate Securities Index, which was up 12.80% during the same period.

The Fund’s performance, relative to the Dow Jones Global Select Real Estate Securities Index, was due in large part to higher exposure to certain risk factors targeted by our Multi-Factor® strategy. Performance attribution during the six-month period reveals that higher exposure to smaller, cheaper valuation, and more momentum-oriented securities detracted from performance relative to the benchmark index.

Portfolio sub-sector weightings were held as closely to the benchmark as possible after the targeted risk factor tilts were implemented. This is a direct consequence of controlling for undesired exposures (for example, the Fund is underexposed to leverage) while constructing the portfolio to consist of higher-momentum, more value-oriented and smaller securities within the global real estate universe.  Any over- or underweights are driven by these underlying factor exposures, and no individual holding constituted more than 5% of the total portfolio. Additionally, country weightings are held to within 2% of their benchmark levels, to limit any country-specific risks.

Since the Fund’s inception in April 2013, we have been satisfied that the Fund has tracked our overall expectations. The Fund is designed to be a global real estate portfolio with additional exposures to targeted, systematic risk factors that include size, value, and momentum, while seeking to avoid non-systematic risks such as company or single-security overexposures. Because our process is based on a scientifically grounded approach, we believe that the Fund should be well positioned to deliver a positive investment experience in the global real estate space, as well as provide exposure to often overlooked factors within that investable universe.

Looking Ahead

We at Gerstein Fisher believe that our quantitative, structured approach to equity investing offers a compelling alternative to both pure passive and traditional active, qualitative equity-investing approaches. By delivering reliable asset class representation and carefully calibrated exposures to proven risk factors, Gerstein Fisher Funds can serve as strong core holdings within your diversified portfolios.

We look forward to writing to you again in six months, and we thank you for your continued trust and confidence.

Sincerely,

Gregg S. Fisher, CFA, CFP®
Founder and Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

This strategy and mutual fund investing involves risk. Principal loss is possible.  Investments in foreign securities involve greater volatility and political, economic and currency risks as well as differences in accounting methods.  These risks are greater for emerging markets. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are relatively more expensive than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  The investment in options is not suitable for all investors. The risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Funds may engage in short sales of securities, which involves the risk that losses may exceed the original amount invested. Diversification does not assure a profit nor protect against loss in a declining market. A real estate investment trust’s (“REIT’s”) share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment. Unlike mutual funds, exchange-traded funds (“ETFs”) do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

Diversification does not assure a profit or protect against a loss in a declining market.

Index Definitions:

Russell 3000® Growth Index: The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

MSCI EAFE Growth Index: The MSCI EAFE Growth Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada, focusing on companies with higher price-to-book ratios and higher forecasted growth values. The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Dow Jones Global Select Real Estate Securities Index: The Index seeks to measure the performance of publicly traded real estate securities. The Index is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The index represents equity REITs and real estate operating companies (REOCs) traded globally.

An investment cannot be made directly in an index.

Must be preceded or accompanied by a prospectus.

The Gerstein Fisher Multi-Factor® International Growth Equity Fund, Gerstein Fisher Multi-Factor® Growth Equity Fund, and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund are distributed by Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A.

Gerstein Fisher Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/13–5/31/14).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within sixty days of purchase.  Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Gerstein Fisher Funds
Expense Examples (Continued)
(Unaudited)

Gerstein Fisher Multi-Factor® Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2013 -
	December 1, 2013	May 31, 2014	May 31, 2014*
Actual	$1,000.00	$1,054.70	$5.28
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.80	$5.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® International Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2013 -
	December 1, 2013	May 31, 2014	May 31, 2014*
Actual	$1,000.00	$1,073.20	$6.00
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.15	$5.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2013 -
	December 1, 2013	May 31, 2014	May 31, 2014*
Actual	$1,000.00	$1,109.40	$5.26
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.95	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, ETFs that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may sell shares of securities short for hedging purposes.

Allocation of Portfolio Holdings as of May 31, 2014
(% of Investments)

Average Annual Total Returns as of May 31, 2014

Gerstein Fisher	Russell 3000®
Multi-Factor®	Growth
Growth Equity	Index
One Year	22.26%	21.73%
Three Year	15.04%	14.67%
Since Inception (12/31/09)	15.78%	16.01%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of international companies of any size, including foreign securities and securities of U.S. companies.  The Fund may invest in foreign securities, which may include securities of companies in emerging markets or less developed countries.  Equity securities include common stocks, preferred stocks, ETFs that invest in equities, individual stock options and options on stock indices.

Allocation of Portfolio Holdings as of May 31, 2014
(% of Investments)

Average Annual Total Returns as of May 31, 2014

Gerstein Fisher
Multi-Factor®
International	MSCI EAFE
Growth Equity	Growth Index
One Year	24.16%	15.68%
Since Inception (1/27/12)	19.47%	15.03%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI EAFE Growth Index consists of the growth portion (growth being a measure of price relative to book/value/cash flow) of the MSCI EAFE Index.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in income-producing common stocks and other real estate securities, including REITs.  The Fund may invest in equity securities (such as common, convertible and preferred stock) of real estate-related companies of any market capitalization.  Equity securities may also include ETFs that invest in real estate-related equities, individual stock options and options on indices.

Allocation of Portfolio Holdings as of May 31, 2014
(% of Investments)

Total Returns as of May 31, 2014

Gerstein Fisher	Dow Jones
Multi-Factor®	Global Select
Global Real	Real Estate
Estate Securities	Securities Index
One Year	8.77%	10.55%
Since Inception (4/30/13)	0.27%	2.27%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling

Continued

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights (Continued)
(Unaudited)

800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Dow Jones Global Select Real Estate Securities Index represents equity REITs and REOCs traded globally.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments

May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.87%
Accommodation – 0.10%
Pinnacle Entertainment, Inc. (a)	1,620	$39,982
Wyndham Worldwide Corp.	2,287	169,078
		209,060
Administrative and Support Services – 3.96%
AECOM Technology Corp. (a)	5,387	173,138
Alliance Data Systems Corp. (a)	10,335	2,646,277
Baker Hughes, Inc.	16,187	1,141,507
Dun & Bradstreet Corp.	12,332	1,273,279
JGWPT Holdings, Inc. (a)	1,576	16,800
Liquidity Services, Inc. (a)	2,191	33,697
Priceline Group, Inc. (a)	2,144	2,741,383
TripAdvisor, Inc. (a)	204	19,823
		8,045,904
Air Transportation – 2.19%
Alaska Air Group, Inc.	7,454	733,921
American Airlines Group, Inc. (a)	72,514	2,912,162
Delta Air Lines, Inc.	2,223	88,720
PHI, Inc. (a)	1,687	75,476
SkyWest, Inc.	1,720	19,677
Southwest Airlines Co.	21,527	569,389
Spirit Airlines, Inc. (a)	363	21,442
United Continental Holdings, Inc. (a)	791	35,097
		4,455,884
Ambulatory Health Care Services – 0.03%
Air Methods Corp. (a)	1,410	67,962

Amusement, Gambling, and Recreation Industries – 0.68%
Las Vegas Sands Corp.	467	35,735
Wynn Resorts Ltd.	6,248	1,343,132
		1,378,867
Animal Production and Aquaculture – 0.31%
Cal-Maine Foods, Inc.	8,879	619,399

Apparel Manufacturing – 0.56%
PVH Corp.	227	29,880
VF Corp.	17,664	1,113,185
		1,143,065
Beverage and Tobacco Product Manufacturing – 3.21%
Altria Group, Inc.	7,548	313,695
Coca-Cola Co.	30,562	1,250,291
Coca-Cola Enterprises, Inc.	34,332	1,566,912

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Beverage and Tobacco Product Manufacturing – 3.21% (Continued)
Constellation Brands, Inc. (a)	18,873	$1,587,786
Lorillard, Inc.	915	56,886
PepsiCo, Inc.	12,730	1,124,441
Reynolds American, Inc.	10,241	610,671
		6,510,682
Broadcasting (except Internet) – 3.12%
Comcast Corp.	37,367	1,950,557
DIRECTV (a)	6,876	566,857
Liberty Ventures (a)	614	40,770
Nexstar Broadcasting Group, Inc.	12,080	561,237
Sinclair Broadcast Group, Inc.	1,075	31,799
Starz (a)	17,794	544,496
Time Warner Cable, Inc.	3,164	446,630
Viacom, Inc.	12,856	1,097,003
Walt Disney Co.	13,007	1,092,718
		6,332,067
Building Material and Garden Equipment and Supplies Dealers – 1.43%
Home Depot, Inc.	30,679	2,461,376
Lumber Liquidators Holdings, Inc. (a)	5,646	438,581
		2,899,957
Chemical Manufacturing – 10.94%
Abbott Laboratories	548	21,925
AbbVie, Inc.	25,569	1,389,164
Actavis PLC (a)(b)	16,603	3,512,199
Celgene Corp. (a)	13,597	2,080,749
E.I. du Pont de Nemours & Co.	579	40,130
Eastman Chemical Co.	4,158	366,985
Endo International PLC (a)(b)	2,412	170,263
Gilead Sciences, Inc. (a)	46,684	3,791,208
Innophos Holdings, Inc.	493	25,882
Jazz Pharmaceuticals PLC (a)(b)	10,578	1,500,595
Johnson & Johnson	13,375	1,357,027
LyondellBasell Industries NV (b)	28,583	2,846,009
Medifast, Inc. (a)	3,021	94,950
Monsanto Co.	587	71,526
Mylan, Inc. (a)	5,163	257,324
Olin Corp.	9,574	260,892
PDL BioPharma, Inc.	29,730	278,570
Perrigo Co. PLC (b)	131	18,104
PPG Industries, Inc.	2,312	466,122
Praxair, Inc.	228	30,151
Questcor Pharmaceuticals, Inc.	14,774	1,331,581
Salix Pharmaceuticals Ltd. (a)	4,462	509,025

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Chemical Manufacturing – 10.94% (Continued)
Stepan Co.	17,178	$919,367
The Mosaic Co.	494	24,695
USANA Health Sciences, Inc. (a)	2,222	159,784
Westlake Chemical Corp.	8,596	694,987
		22,219,214
Clothing and Clothing Accessories Stores – 0.97%
Buckle, Inc.	1,340	60,099
Dillard’s, Inc.	3,032	341,858
DSW, Inc.	1,010	25,300
Hanesbrands, Inc.	4,380	371,555
Ross Stores, Inc.	3,971	271,815
TJX Companies, Inc.	16,468	896,683
		1,967,310
Computer and Electronic Product Manufacturing – 8.92%
Alliance Fiber Optic Products, Inc.	9,358	189,780
Apple, Inc.	12,789	8,095,437
Applied Materials, Inc.	21,678	437,679
ARRIS Group, Inc. (a)	33,325	1,103,391
Atmel Corp. (a)	7,982	66,889
EMC Corp.	3,722	98,856
Freescale Semiconductor Ltd. (a)(b)	1,264	28,048
Harris Corp.	14,076	1,087,371
Illumina, Inc. (a)	1,143	180,880
Intel Corp.	24,881	679,749
Loral Space & Communications, Inc. (a)	2,870	207,616
Motorola Solutions, Inc.	562	37,890
OSI Systems, Inc. (a)	3,467	197,446
QUALCOMM, Inc.	22,074	1,775,853
Roper Industries, Inc.	213	30,178
SanDisk Corp.	4,530	437,734
Skyworks Solutions, Inc.	1,446	62,626
St. Jude Medical, Inc.	20,072	1,302,673
TTM Technologies, Inc. (a)	11,530	86,475
Western Digital Corp.	23,192	2,037,417
		18,143,988
Construction of Buildings – 0.04%
Beazer Homes USA, Inc. (a)	3,065	59,982
NVR, Inc. (a)	24	26,727
		86,709
Couriers and Messengers – 0.03%
United Parcel Service, Inc.	652	67,730

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Credit Intermediation and Related Activities – 5.79%
American Express Co.	5,699	$521,459
Ameriprise Financial, Inc.	41,322	4,653,270
B of I Holdings, Inc. (a)	10,272	789,198
Bank of the Ozarks, Inc.	372	21,963
Discover Financial Services	11,203	662,433
Encore Capital Group, Inc. (a)	10,153	439,523
FleetCor Technologies, Inc. (a)	5,434	686,912
Heartland Payment Systems, Inc.	854	35,398
Nationstar Mortgage Holdings, Inc. (a)	3,260	113,970
Ocwen Financial Corp. (a)	6,522	228,727
Regional Management Corp. (a)	2,307	33,198
Visa, Inc.	11,704	2,514,370
Wells Fargo & Co.	14,808	751,950
World Acceptance Corp. (a)	3,951	312,090
		11,764,461
Data Processing, Hosting and Related Services – 0.52%
DST Systems, Inc.	11,521	1,050,139

Diversified Financials – 0.01%
Springleaf Holdings, Inc. (a)	1,114	26,146

Electrical Equipment, Appliance, and Component Manufacturing – 0.72%
AO Smith Corp.	457	22,567
EnerSys	730	50,399
Generac Holdings, Inc.	845	41,135
Spectrum Brands Holdings, Inc.	297	23,127
Whirlpool Corp.	9,246	1,327,263
		1,464,491
Electronics and Appliance Stores – 0.80%
Conn’s, Inc. (a)	8,370	390,377
REX American Resources Corp. (a)	17,663	1,227,755
		1,618,132
Fabricated Metal Product Manufacturing – 0.55%
Park-Ohio Holdings Corp.	17,278	910,205
Smith & Wesson Holding Corp. (a)	2,085	33,110
Sturm Ruger & Co, Inc.	2,846	172,524
		1,115,839
Food and Beverage Stores – 0.19%
Core-Mark Holding Co., Inc.	4,570	377,848

Food Manufacturing – 1.81%
Bunge Ltd. (b)	12,122	942,001

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Food Manufacturing – 1.81% (Continued)
Darling International, Inc. (a)	8,629	$172,494
Ingredion, Inc.	323	24,596
Keurig Green Mountain, Inc.	1,398	157,666
Kraft Foods Group, Inc.	1,138	67,666
Mondelez International, Inc.	1,050	39,501
Omega Protein Corp. (a)	12,223	175,889
Pilgrim’s Pride Corp. (a)	65,344	1,662,351
Sanderson Farms, Inc.	4,766	440,903
		3,683,067
Food Services and Drinking Places – 0.98%
Cracker Barrel Old Country Store, Inc.	14,788	1,486,933
Jack in the Box, Inc.	7,429	428,876
McDonald’s Corp.	220	22,315
Panera Bread Co. (a)	195	29,954
Papa John’s International, Inc.	546	23,680
		1,991,758
Furniture and Related Product Manufacturing – 0.10%
Fortune Brands Home & Security, Inc.	501	20,030
Patrick Industries, Inc. (a)	4,331	163,712
Select Comfort Corp. (a)	1,476	27,365
		211,107
Gasoline Stations – 0.38%
Susser Holdings Corp. (a)	9,745	772,876

General Merchandise Stores – 1.96%
Dollar General Corp. (a)	16,044	862,846
Macy’s, Inc.	6,271	375,570
Wal-Mart Stores, Inc.	35,793	2,747,829
		3,986,245
Health and Personal Care Stores – 2.67%
CVS Caremark Corporation	10,581	828,704
Express Scripts Holding Co. (a)	10,163	726,350
McKesson Corp.	15,629	2,963,883
Walgreen Co.	12,437	894,345
		5,413,282
Heavy and Civil Engineering Construction – 0.29%
Chicago Bridge & Iron Co. NV (b)	1,095	89,133
MasTec, Inc. (a)	6,928	249,408
Primoris Services Corp.	8,294	240,277
		578,818
Hospitals – 0.57%
Community Health Systems, Inc. (a)	14,903	622,498

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Hospitals – 0.57% (Continued)
HCA Holdings, Inc. (a)	5,118	$271,203
Tenet Healthcare Corp. (a)	5,760	270,720
		1,164,421
Insurance Carriers and Related Activities – 7.17%
Allied World Assurance Co. Holdings AG (b)	85,038	3,188,925
Amtrust Financial Services, Inc.	13,581	579,909
Argo Group International Holdings Ltd. (b)	10,055	487,165
Cigna Corp.	13,167	1,182,133
Endurance Specialty Holdings Ltd. (b)	928	47,996
Greenlight Capital Re. Ltd. (a)(b)	98,075	3,107,997
Hanover Insurance Group, Inc.	1,761	105,748
Prudential Financial, Inc.	20,643	1,696,029
Travelers Companies, Inc.	10,237	956,648
Universal Insurance Holdings, Inc.	45,433	567,458
Validus Holdings Ltd. (b)	55,614	2,076,070
WellPoint, Inc.	5,259	569,865
		14,565,943
Leather and Allied Product Manufacturing – 0.23%
Iconix Brand Group, Inc. (a)	9,401	394,278
NIKE, Inc.	967	74,372
		468,650
Machinery Manufacturing – 1.51%
Cummins, Inc.	3,251	497,175
Deere & Co.	4,745	432,602
Flowserve Corp.	7,413	546,635
KLA-Tencor Corp.	9,973	653,431
National Oilwell Varco, Inc.	3,253	266,323
Oil States International, Inc. (a)	230	24,743
Outerwall, Inc. (a)	5,826	412,073
Scientific Games Corp. (a)	2,101	18,804
United Technologies Corp.	1,634	189,903
		3,041,689
Management of Companies and Enterprises – 0.43%
American Equity Investment Life Holding Co.	37,949	854,611
EchoStar Corp. (a)	470	24,003
		878,614
Materials – 0.03%
Olympic Steel, Inc.	2,375	56,193

Merchant Wholesalers, Durable Goods – 2.31%
American Axle & Manufacturing Holdings, Inc. (a)	1,942	36,005
Anixter International, Inc.	4,305	443,415

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Merchant Wholesalers, Durable Goods – 2.31% (Continued)
Arrow Electronics, Inc. (a)	17,635	$1,017,539
Covidien PLC (b)	11,101	811,594
Delphi Automotive PLC (b)	6,937	479,069
DXP Enterprises, Inc. (a)	5,436	378,183
HD Supply Holdings, Inc. (a)	1,255	32,969
Henry Schein, Inc. (a)	361	43,194
LKQ Corp. (a)	17,220	477,683
O’Reilly Automotive, Inc. (a)	1,636	242,046
Tessco Technologies, Inc.	23,906	729,372
		4,691,069
Merchant Wholesalers, Nondurable Goods – 0.43%
Herbalife Ltd. (b)	816	52,901
Nu Skin Enterprises, Inc.	10,578	781,079
Ralph Lauren Corp.	197	30,236
		864,216
Miscellaneous Manufacturing – 1.14%
3M Co.	4,562	650,313
Becton Dickinson & Co.	375	44,137
CR Bard, Inc.	202	29,878
Zimmer Holdings, Inc.	15,294	1,595,929
		2,320,257
Miscellaneous Store Retailers – 0.17%
1-800-Flowers.com, Inc. (a)	38,757	216,264
Cash America International, Inc.	1,597	75,874
PetSmart, Inc.	1,026	58,964
		351,102
Motion Picture and Sound Recording Industries – 0.55%
Ascent Capital Group, Inc. (a)	384	23,724
Carmike Cinemas, Inc. (a)	9,321	320,642
Cinemark Holdings, Inc.	8,730	275,170
Lions Gate Entertainment Corp. (b)	17,844	466,264
NetFlix, Inc. (a)	87	36,351
		1,122,151
Motor Vehicle and Parts Dealers – 0.45%
AutoZone, Inc. (a)	197	104,902
Lithia Motors, Inc.	10,244	803,437
		908,339
Nonmetallic Mineral Product Manufacturing – 0.01%
USG Corp. (a)	860	25,783

Nonstore Retailers – 0.07%
eBay, Inc. (a)	2,537	128,702

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Nonstore Retailers – 0.07% (Continued)
GNC Holdings, Inc.	457	$16,872
		145,574
Oil and Gas Extraction – 1.56%
Bill Barrett Corp. (a)	2,784	69,600
Cabot Oil & Gas Corp.	3,912	141,771
Concho Resources, Inc. (a)	591	77,894
Continental Resources, Inc. (a)	325	45,617
Diamondback Energy, Inc. (a)	17,136	1,293,425
EOG Resources, Inc.	11,898	1,258,809
Isramco, Inc. (a)	491	62,455
Jones Energy, Inc. (a)	1,902	33,323
Occidental Petroleum Corp.	838	83,540
SM Energy Co.	1,332	100,979
		3,167,413
Other Information Services – 2.71%
Facebook, Inc. (a)	14,341	907,785
Google, Inc. – Class A (a)	3,987	2,279,169
Google, Inc. – Class C (a)	3,987	2,236,627
Liberty Global PLC – Class A (a)(b)	581	26,157
Liberty Global PLC – Class C (a)(b)	1,449	62,017
		5,511,755
Paper Manufacturing – 1.14%
Clearwater Paper Corp. (a)	355	22,035
International Paper Co.	5,915	281,731
Kimberly-Clark Corp.	209	23,481
PH Glatfelter Co.	14,348	377,639
Rock-Tenn Co.	8,964	905,633
Schweitzer-Mauduit International, Inc.	17,148	714,729
		2,325,248
Performing Arts, Spectator Sports, and Related Industries – 0.01%
Boyd Gaming Corp. (a)	2,079	22,765

Petroleum and Coal Products Manufacturing – 1.84%
Chevron Corp.	16,579	2,035,735
CVR Energy, Inc.	541	25,460
Exxon Mobil Corp.	4,744	476,914
HollyFrontier Corp.	10,911	537,367
Western Refining, Inc.	15,926	653,285
		3,728,761
Pipeline Transportation – 0.02%
Targa Resources Corp.	299	34,373

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Plastics and Rubber Products Manufacturing – 0.70%
Goodyear Tire & Rubber Co.	50,929	$1,342,998
Jarden Corp. (a)	1,441	81,532
		1,424,530
Primary Metal Manufacturing – 0.11%
Belden, Inc.	543	39,091
Global Brass & Copper Holdings, Inc.	1,779	28,677
Handy & Harman Ltd. (a)	5,222	114,936
Precision Castparts Corp.	169	42,754
		225,458
Printing and Related Support Activities – 0.02%
Deluxe Corp.	768	43,077

Professional, Scientific, and Technical Services – 5.11%
Accenture PLC (b)	2,481	202,077
Amgen, Inc.	13,610	1,578,624
Biogen Idec, Inc. (a)	817	260,925
Booz Allen Hamilton Holding Corp.	12,866	284,725
Broadridge Financial Solutions, Inc.	987	40,487
CACI International, Inc. (a)	4,293	306,520
iGate Corp. (a)	1,126	39,264
International Business Machines Corp.	23,256	4,287,476
MasterCard, Inc.	34,980	2,674,221
Mistras Group, Inc. (a)	5,028	114,437
Syntel, Inc. (a)	970	78,473
Towers Watson & Co.	4,292	482,893
WEX, Inc. (a)	255	24,554
		10,374,676
Publishing Industries (except Internet) – 4.08%
ePlus, Inc. (a)	3,643	206,595
Mcgraw Hill Financial, Inc.	356	29,110
Microsoft Corp.	100,688	4,122,167
News Corp. (a)	10,508	179,267
Oracle Corp.	42,407	1,781,942
SS&C Technologies Holdings, Inc. (a)	4,216	179,812
TIBCO Software, Inc. (a)	2,889	62,142
Twenty-First Century Fox, Inc.	48,564	1,719,651
		8,280,686
Rail Transportation – 0.63%
CSX Corp.	10,694	314,404
Union Pacific Corp.	4,791	954,702
		1,269,106

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Rental and Leasing Services – 1.14%
Aircastle Ltd. (b)	22,939	$384,916
AMERCO	3,045	840,725
CAI International, Inc. (a)	1,210	26,898
Hertz Global Holdings, Inc. (a)	1,117	32,974
Textainer Group Holdings Ltd. (b)	6,611	256,110
United Rentals, Inc. (a)	7,755	783,643
		2,325,266
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 0.47%
Affiliated Managers Group, Inc. (a)	338	63,747
BlackRock, Inc.	76	23,172
HCI Group, Inc.	8,392	325,358
IntercontinentalExchange Group, Inc.	734	144,157
NASDAQ OMX Group, Inc.	9,402	356,336
Waddell & Reed Financial, Inc.	550	33,209
		945,979
Specialty Trade Contractors – 0.11%
Erickson Air-Crane, Inc. (a)	13,741	223,566

Sporting Goods, Hobby, Musical Instrument, and Book Stores – 0.01%
Cabela’s, Inc. (a)	326	19,961

Support Activities for Mining – 0.47%
Atwood Oceanics, Inc. (a)	17,256	851,584
Rowan Companies PLC (b)	3,601	111,487
		963,071
Support Activities for Transportation – 0.28%
Expedia, Inc.	6,673	489,131
Tidewater, Inc.	1,495	77,919
		567,050
Telecommunications – 0.82%
j2 Global, Inc.	8,975	425,056
Level 3 Communications, Inc. (a)	975	42,559
Shenandoah Telecommunications Co.	1,010	27,886
Ubiquiti Networks, Inc. (a)	871	30,450
Verizon Communications, Inc.	22,628	1,130,495
		1,656,446
Transportation Equipment Manufacturing – 9.84%
Arctic Cat, Inc.	2,169	80,904
Boeing Co.	19,443	2,629,666
BorgWarner, Inc.	354	22,263
Dana Holding Corp.	993	21,985

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Transportation Equipment Manufacturing – 9.84% (Continued)
Eaton Corp. PLC (b)	295	$21,738
Honeywell International, Inc.	491	45,737
Huntington Ingalls Industries, Inc.	50,859	5,077,254
Lear Corp.	63,021	5,548,999
Lockheed Martin Corp.	36,765	6,016,592
Navistar International Corp. (a)	1,833	62,817
Polaris Industries, Inc.	1,434	184,871
TAL International Group, Inc.	4,463	195,569
Tenneco, Inc. (a)	635	40,481
Tower International, Inc. (a)	1,078	33,030
		19,981,906
Truck Transportation – 0.27%
Avis Budget Group, Inc. (a)	9,560	547,119

Utilities – 0.02%
ITC Holdings Corp.	1,161	42,493

Water Transportation – 0.18%
Royal Caribbean Cruises Ltd. (b)	6,495	359,109
Total Common Stocks (Cost $153,469,030)		202,845,822

SHORT-TERM INVESTMENTS – 0.00%
Money Market Fund – 0.00%
Wells Fargo Advantage Government Money Market Fund	625	625
Total Short-Term Investments (Cost $625)		625
Total Investments (Cost $153,469,655) – 99.87%		202,846,447
Other Assets in Excess of Liabilities – 0.13%		266,630
TOTAL NET ASSETS – 100.00%		$203,113,077

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments

May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.14%
Australia – 9.70%
AGL Energy Ltd.	11,243	$161,388
APA Group	65,284	425,206
Aurizon Holdings Ltd.	6,783	31,239
Bank of Queensland Ltd.	115,843	1,296,316
BHP Billiton Ltd.	3,407	115,907
Caltex Australia Ltd.	41,815	871,544
Crown Resorts Ltd.	18,916	286,813
CSL Ltd.	11,860	780,122
Flight Centre Travel Group Ltd.	19,378	899,525
Fortescue Metals Group Ltd.	30,695	126,472
Harvey Norman Holdings Ltd.	160,656	479,724
Incitec Pivot Ltd.	6,705	17,192
Insurance Australia Group Ltd.	169,875	942,178
Macquarie Group Ltd.	3,257	182,544
QBE Insurance Group Ltd.	2,749	29,157
Ramsay Health Care Ltd.	44,113	1,946,985
REA Group Ltd.	11,065	469,528
Sonic Healthcare Ltd.	6,174	101,905
Suncorp Group Ltd.	55,916	696,475
Sydney Airport	193,415	791,148
Treasury Wine Estates Ltd.	134,652	654,073
Wesfarmers Ltd.	10,140	409,675
Woodside Petroleum Ltd.	785	30,853
Woolworths Ltd.	5,055	176,806
		11,922,775
Belgium – 1.83%
Anheuser-Busch InBev NV	10,242	1,124,645
Colruyt SA	785	43,992
KBC Groep NV (a)	16,598	988,780
UCB SA	1,154	92,020
		2,249,437
Bermuda – 1.12%
Cheung Kong Infrastructure Holdings Ltd.	144,802	989,586
First Pacific Co. Ltd.	339,143	384,151
		1,373,737
Cayman Islands – 1.00%
Sands China Ltd.	168,893	1,234,159

Denmark – 4.87%
A.P. Moller-Maersk A/S	365	955,143
Carlsberg A/S	2,634	274,768
Coloplast A/S	18,468	1,595,461

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Denmark – 4.87% (Continued)
Danske Bank A/S	59,961	$1,691,962
Novo Nordisk A/S	28,844	1,221,261
Tryg A/S	2,621	250,434
		5,989,029
Finland – 1.00%
Neste Oil OYJ	6,086	124,609
Pohjola Bank PLC	21,462	461,590
Stora Enso OYJ	63,266	649,016
		1,235,215
France – 8.89%
Aeroports de Paris	2,994	389,841
Arkema SA	5,997	613,761
AtoS	2,165	194,669
Bureau Veritas SA	7,760	234,023
Credit Agricole SA	156,912	2,449,000
Danone SA	2,721	202,904
Dassault Systemes	1,467	186,187
Essilor International SA	1,617	169,983
Iliad SA	419	133,955
Imerys SA	886	74,280
Legrand SA	1,384	87,644
L’Oreal SA	1,861	324,860
Natixis	68,728	468,577
Pernod-Ricard SA	2,332	285,957
Remy Cointreau SA	4,671	432,978
Safran SA	10,641	722,449
Schneider Electric SA	2,937	276,682
Societe BIC SA	2,222	290,357
Societe Television Francaise 1	15,176	270,831
Technip SA	2,194	235,807
Valeo	4,922	661,218
Wendel SA	620	93,625
Zodiac Aerospace	60,060	2,135,769
		10,935,357
Germany – 9.62%
Bayer AG	6,397	925,977
Bayerische Motoren Werke AG – Ordinary Shares	6,187	776,787
Bayerische Motoren Werke AG – Preference Shares	3,666	353,966
Continental AG	4,446	1,051,363
GEA Group AG	1,632	70,276
Henkel AG & Co. KGaA – Ordinary Shares	5,764	584,718
Kabel Deutschland Holding AG	7,275	1,035,333
Muenchener Rueckversicherungs AG	2,831	628,096

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Germany – 9.62% (Continued)
OSRAM Licht AG (a)	5,484	$278,676
Porsche Automobil Holding SE	28,359	3,031,147
ProSiebenSat.1 Media AG	3,845	175,224
United Internet AG	13,422	621,381
Volkswagen AG – Ordinary Shares	8,703	2,294,460
		11,827,404
Guernsey – 0.07%
Friends Life Group Ltd.	15,902	83,607

Hong Kong – 3.56%
AAC Technologies Holdings, Inc.	32,208	190,444
Galaxy Entertainment Group Ltd.	492,788	3,948,655
SJM Holdings Ltd.	81,473	234,418
		4,373,517
Ireland – 2.85%
Bank of Ireland – Dublin Exchange (a)	3,838,585	1,472,779
Bank of Ireland – London Exchange (a)	1,485,320	565,903
James Hardie Industries PLC	21,041	281,572
Perrigo Co. PLC	334	46,159
Ryanair Holdings PLC – ADR (a)	20,076	1,141,521
		3,507,934
Israel – 1.32%
Delek Group Ltd.	2,007	851,829
Mizrahi Tefahot Bank Ltd.	56,633	769,514
		1,621,343
Italy – 4.30%
Exor SpA	19,596	842,154
Fiat SpA (a)	115,853	1,213,595
Luxottica Group SpA	1,899	108,485
UniCredit SpA	205,819	1,796,951
Unione di Banche Italiane SCpA	144,428	1,331,515
		5,292,700
Japan – 11.65%
Ajinomoto Co., Inc.	2,305	36,095
Asahi Kasei Corp.	34,471	258,689
Bridgestone Corp.	1,970	71,558
Calbee, Inc.	27,656	780,510
Daiwa Securities Group, Inc.	74,756	607,223
Fuji Electric Co. Ltd.	79,142	349,601
Fuji Heavy Industries Ltd.	74,744	1,993,254
GungHo Online Entertainment, Inc.	5,778	38,353
Hakuhodo DY Holdings, Inc.	7,400	67,220

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Japan – 11.65% (Continued)
Hino Motors Ltd.	73,869	$937,882
IHI Corporation	21,612	91,211
Isuzu Motors Ltd.	5,554	34,100
ITOCHU Corp.	115,960	1,376,672
J Front Retailing Co. Ltd.	62,094	448,255
Japan Airlines Co. Ltd.	35,108	1,836,384
KDDI Corp.	3,400	203,160
Keisei Electric Railway Co. Ltd.	4,208	39,072
Koito Manufacturing Co. Ltd.	1,931	46,126
Mabuchi Motor Co. Ltd.	1,139	84,814
Medipal Holdings Corp.	3,500	49,315
Namco Bandai Holdings, Inc.	3,149	69,037
NGK Spark Plug Co. Ltd.	1,795	49,708
Nippon Paint Co. Ltd.	2,577	41,367
Nissin Foods Holdings Co. Ltd.	1,237	60,275
Omron Corp.	690	26,037
Otsuka Holdings Co. Ltd.	5,304	150,186
Panasonic Corp.	6,665	71,917
Seiko Epson Corp.	6,021	210,204
Sekisui House Ltd.	13,960	184,492
Seven Bank Ltd.	160,338	597,952
Showa Shell Sekiyu KK	53,313	577,657
SoftBank Corp.	23,202	1,686,644
Sumitomo Rubber Industries Ltd.	2,323	34,654
Suruga Bank Ltd.	9,199	159,210
TOTO Ltd.	11,476	146,002
Toyo Suisan Kaisha Ltd.	1,932	58,903
Toyota Motor Corp.	7,609	430,943
USS Co. Ltd.	4,580	75,182
Yamaha Corp.	6,587	103,196
Yamato Kogyo Co. Ltd.	3,803	108,024
Yaskawa Electric Corp.	11,155	137,728
		14,328,812
Jersey – 0.26%
Wolseley PLC	5,831	325,395

Luxembourg – 0.03%
Tenaris SA	1,380	30,913

Netherlands – 5.61%
Airbus Group NV	30,081	2,157,831
Akzo Nobel NV	446	33,429
CNH Industrial NV	4,532	49,490

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Netherlands – 5.61% (Continued)
Gemalto NV	5,833	$632,946
Heineken Holding NV	16,716	1,103,588
Heineken NV	14,853	1,047,561
ING Groep NV (a)	92,356	1,295,292
Koninklijke Ahold NV	3,389	61,629
Koninklijke Boskalis Westminster NV	1,361	77,567
Koninklijke Vopak NV	2,513	128,174
STMicroelectronics NV	12,576	125,666
Unilever NV	4,421	191,777
		6,904,950
New Zealand – 0.79%
Auckland International Airport Ltd.	267,630	877,827
Fletcher Building Ltd.	12,951	98,565
		976,392
Singapore – 0.55%
Fraser & Neave Ltd.	125,738	306,206
Keppel Corp. Ltd.	28,595	242,425
StarHub Ltd.	38,927	130,407
		679,038
Spain – 5.38%
Abertis Infraestructuras SA	22,850	500,908
Amadeus IT Holding SA	15,250	670,387
Banco Bilbao Vizcaya Argentaria SA	21,486	275,733
Distribuidora Internacional de Alimentacion SA	39,145	361,950
Ferrovial SA	31,592	684,026
Grifols SA – Class A	15,099	818,444
Grifols SA – Class B	5,348	222,091
International Consolidated Airlines Group SA (a)	150,677	998,802
Red Electrica Corp. SA	22,723	1,949,226
Telefonica SA	7,922	133,009
		6,614,576
Sweden – 5.37%
Assa Abloy AB	411	20,779
Holmen AB	22,133	806,543
Industrivarden AB	22,655	454,856
Investor AB	75,615	2,972,679
Svenska Cellulosa AB	50,939	1,418,264
Swedbank AB	34,876	928,680
		6,601,801
Switzerland – 10.06%
Actelion Ltd.	3,410	339,355
Aryzta AG	7,453	695,738

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Switzerland – 10.06% (Continued)
Cie Financiere Richemont SA	2,081	$219,577
Coca-Cola HBC AG	1,286	29,583
Credit Suisse Group AG	78,999	2,346,152
EMS-Chemie Holding AG	2,820	1,058,994
Lindt & Spruengli AG – Participation Certificate	50	247,794
Lindt & Spruengli AG – Registered Shares	1	59,464
Lonza Group AG	14,437	1,552,813
Nestle SA	1,583	124,285
Roche Holdings AG	4,233	1,247,687
Sulzer AG	895	136,088
Swatch Group AG	506	55,582
Swiss Re AG	47,801	4,253,826
		12,366,938
United Kingdom – 9.31%
3i Group PLC	182,706	1,324,157
Aberdeen Asset Management PLC	280,126	2,093,544
ARM Holdings PLC	7,277	112,167
Associated British Foods PLC	24,544	1,242,727
Babcock International Group PLC	30,121	613,438
BHP Billiton PLC	1,508	47,280
British American Tobacco PLC	5,377	325,581
BT Group PLC	134,877	898,301
Bunzl PLC	25,905	726,109
Croda International PLC	1,346	59,473
Fresnillo PLC	14,431	195,697
GKN PLC	4,706	31,010
GlaxoSmithKline PLC	5,602	150,337
Hargreaves Lansdown PLC	8,814	180,214
Imperial Tobacco Group PLC	5,938	268,146
Intertek Group PLC	1,145	56,014
ITV PLC	40,574	123,934
Kingfisher PLC	2,766	18,217
Lloyds Banking Group PLC (a)	236,383	308,120
London Stock Exchange Group PLC	6,424	210,973
Meggitt PLC	7,499	60,893
Melrose Industries PLC	24,602	115,561
Next PLC	11,157	1,245,292
Rexam PLC	6,514	58,094
Rio Tinto PLC	1,017	52,156
Rio Tinto PLC – ADR	4,429	227,562
Rolls-Royce Holdings PLC – Ordinary Shares (a)	17,145	299,228
Schroders PLC	4,964	215,501
Tate & Lyle PLC	5,289	61,428
Tesco PLC	9,340	47,552

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
United Kingdom – 9.31% (Continued)
Weir Group PLC	1,715	$75,340
		11,444,046
Total Common Stocks (Cost $93,763,284)		121,919,075

	Principal
	Amount
CORPORATE NOTES – 0.16%
United Kingdom – 0.16%
Electrabel SA
0.250%, 07/15/2015	$117,508	196,966
Total Corporate Bonds (Cost $184,417)		196,966

	Shares
SHORT-TERM INVESTMENTS – 0.10%
Money Market Fund – 0.10%
Wells Fargo Advantage Government Money Market Fund	123,179	123,179
Total Short-Term Investments (Cost $123,179)		123,179
Total Investments (Cost $94,070,880) – 99.40%		122,239,220
Other Assets in Excess of Liabilities – 0.60%		736,300
TOTAL NET ASSETS – 100.00%		$122,975,520

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolaget is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
KK	Kabushiki Kaishi is a Japanese term for a joint stock company.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SCpA	Societa Consortile per Azioni is an Italian term for a consortium joint-stock company.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments

May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 16.11%
Austria – 0.58%
BUWOG AG (a)	1,311	$24,412
CA Immobilien Anlagen AG	5,528	102,503
IMMOFINANZ AG	26,224	93,229
		220,144
Bermuda – 0.39%
Hongkong Land Holdings Ltd.	21,257	149,392

Canada – 3.27%
Brookfield Asset Management, Inc.	24,275	1,043,268
Brookfield Property Partners LP	9,713	194,385
		1,237,653
Hong Kong – 1.79%
Hysan Development Co. Ltd.	19,890	97,527
Wheelock & Co. Ltd.	143,222	580,310
		677,837
Japan – 2.92%
Hulic Co. Ltd.	1,904	25,055
Mitsui Fudosan Co. Ltd.	33,863	1,078,651
		1,103,706
Jersey – 0.06%
Atrium European Real Estate Ltd.	4,309	24,024

New Zealand – 0.24%
Argosy Property Ltd.	109,007	90,249

Philippines – 0.55%
Ayala Land, Inc.	170,998	117,722
SM Prime Holdings, Inc.	235,784	90,625
		208,347
Singapore – 2.53%
Singapore Land Ltd.	83,158	618,762
United Industrial Corp. Ltd.	126,279	338,329
		957,091
Sweden – 1.88%
Fabege AB	4,303	60,800
Kungsleden AB	83,260	650,535
		711,335
Switzerland – 0.72%
PSP Swiss Property AG	1,278	115,965
Swiss Prime Site AG	1,932	155,371
		271,336

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
United Kingdom – 1.18%
Capital & Counties Properties PLC	78,394	$444,609
Total Common Stocks (Cost $6,018,563)		6,095,723

REAL ESTATE INVESTMENT TRUSTS – 82.30%
Australia – 7.32%
Abacus Property Group	15,972	35,989
Astro Japan Property Group	54,816	195,895
BWP Trust	63,047	151,443
CFS Retail Property Trust Group	208,707	398,668
Charter Hall Retail Real Estate Investment Trust	9,392	35,010
Dexus Property Group	226,923	235,885
Goodman Group	81,156	385,173
GPT Group	57,846	210,100
Investa Office Fund	10,706	33,439
Westfield Group	37,771	376,663
Westfield Retail Trust	240,088	713,516
		2,771,781
Belgium – 0.34%
Befimmo SA	1,217	90,828
Cofinimmo	312	37,308
		128,136
Canada – 2.01%
Artis Real Estate Investment Trust	1,622	23,530
Calloway Real Estate Investment Trust	23,203	574,565
Canadian Apartment Properties Real Estate Investment Trust	1,407	28,963
H&R Real Estate Investment Trust	1,125	24,216
RioCan Real Estate Investment Trust	4,395	110,777
		762,051
France – 3.15%
Fonciere Des Regions	757	75,773
Gecina SA	4,160	593,924
Klepierre	1,026	49,823
Unibail-Rodamco SE	1,687	471,773
		1,191,293
Hong Kong – 2.00%
Prosperity Real Estate Investment Trust	1,066,641	334,632
The Link Real Estate Investment Trust	78,749	420,510
		755,142
Italy – 0.09%
Beni Stabili SpA	40,144	35,473

Japan – 4.62%
Activia Properties, Inc.	22	184,883
Daiwa Office Investment Corp.	98	498,165
Frontier Real Estate Investment Corp.	11	59,735

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Japan – 4.62% (Continued)
Fukuoka Real Estate Investment Trust Corp.	25	$42,700
Japan Retail Fund Investment Corp.	17	37,456
Kenedix Office Investment Corp.	145	759,718
Mori Hills REIT Investment Corp.	38	51,547
Orix JREIT, Inc.	29	38,812
United Urban Investment Corp.	48	76,944
		1,749,960
Netherlands – 1.48%
Corio NV	1,726	86,383
Eurocommercial Properties NV	1,318	63,525
Vastned Retail NV	6,571	334,891
Wereldhave NV	831	74,073
		558,872
New Zealand – 0.25%
Goodman Property Trust	103,594	94,176

Singapore – 1.67%
Cambridge Industrial Trust	242,869	150,224
CapitaCommercial Trust	18,175	24,501
Starhill Global Real Estate Investment Trust	591,918	394,195
Suntec Real Estate Investment Trust	44,263	63,391
		632,311
South Africa – 0.85%
Capital Property Fund	27,600	27,400
SA Corporate Real Estate Fund Nominees Property Ltd.	762,384	294,622
		322,022
United Kingdom – 5.16%
Big Yellow Group PLC	55,704	466,502
British Land Co. PLC	15,760	189,103
Derwent London PLC	1,215	55,762
Great Portland Estates PLC	11,080	121,043
Hammerson PLC	16,637	165,810
Land Securities Group PLC	13,245	237,420
Segro PLC	4,027	24,968
Shaftesbury PLC	9,829	110,532
Workspace Group PLC	60,406	580,175
		1,951,315
United States – 53.36%
Agree Realty Corp.	11,588	357,374
Alexander’s, Inc.	2,224	816,208
Alexandria Real Estate Equities Inc.	429	32,643
American Homes 4 Rent	1,905	33,566
American Realty Capital Properties, Inc.	8,346	103,574
Apartment Investment & Management Co.	36,573	1,151,318

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
United States – 53.36% (Continued)
Ashford Hospitality Trust, Inc.	1,554	$16,628
Associated Estates Realty Corp.	10,264	177,465
AvalonBay Communities, Inc.	3,452	489,632
BioMed Realty Trust, Inc.	4,551	98,757
Camden Property Trust	468	32,872
CBL & Associates Properties, Inc.	11,547	217,315
Chesapeake Lodging Trust	25,329	738,847
CommonWealth Real Estate Investment Trust	704	18,522
CoreSite Realty Corp.	29,786	944,216
Cousins Properties, Inc.	16,700	200,400
DCT Industrial Trust, Inc.	10,115	80,111
DDR Corp.	942	16,306
DiamondRock Hospitality Co.	23,027	285,995
DuPont Fabros Technology, Inc.	35,939	918,960
Empire State Realty Trust, Inc.	10,430	170,948
EPR Properties	722	38,930
Equity Residential	17,362	1,072,972
Essex Property Trust, Inc.	92	16,648
Felcor Lodging Trust, Inc.	3,367	33,131
First Industrial Realty Trust, Inc.	878	16,278
Gaming & Leisure Properties, Inc.	824	27,653
General Growth Properties, Inc.	2,102	50,091
Geo Group, Inc.	701	23,841
Getty Realty Corp.	13,809	269,828
Glimcher Realty Trust	15,090	166,292
Government Properties Income Trust	6,833	174,378
Host Hotels & Resorts, Inc.	846	18,671
Hudson Pacific Properties, Inc.	759	17,988
Inland Real Estate Corp.	1,763	18,723
LaSalle Hotel Properties	6,189	204,175
LTC Properties, Inc.	14,342	569,951
Macerich Co.	504	33,284
National Health Investors, Inc.	15,613	979,247
Parkway Properties, Inc.	15,669	312,910
Pennsylvania Real Estate Investment Trust	53,370	957,992
Piedmont Office Realty Trust, Inc.	13,433	250,122
Post Properties, Inc.	9,713	496,820
Prologis, Inc.	993	41,219
Public Storage	1,243	214,268
Ramco-Gershenson Properties Trust	3,515	58,349
Regency Centers Corp.	616	32,894
Retail Opportunity Investments Corp.	2,088	32,990
Retail Properties of America, Inc.	6,853	103,069
RLJ Lodging Trust	10,806	299,434
Ryman Hospitality Properties, Inc.	10,414	480,398

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
United States – 53.36% (Continued)
Sabra Health Care Real Estate Investment Trust, Inc.	31,826	$931,865
Select Income Real Estate Investment Trust	11,298	324,592
Simon Property Group, Inc.	8,176	1,360,977
SL Green Realty Corp.	2,704	296,061
Sovran Self Storage, Inc.	13,834	1,062,451
STAG Industrial, Inc.	37,744	903,969
Strategic Hotels & Resorts, Inc. (a)	1,507	16,426
Sun Communities, Inc.	347	16,802
Sunstone Hotel Investors, Inc.	1,824	26,795
Tanger Factory Outlet Centers, Inc.	556	19,694
Taubman Centers, Inc.	6,107	457,414
UDR, Inc.	1,215	33,437
Universal Health Realty Income Trust	743	32,165
Vornado Realty Trust	6,644	711,440
Washington Prime Group, Inc. (a)	4,088	81,310
		20,189,601
Total Real Estate Investment Trusts (Cost $29,090,497)		31,142,133

EXCHANGE-TRADED FUNDS – 0.98%
SPDR Dow Jones International Real Estate ETF	3,800	167,770
Vanguard REIT ETF	2,750	205,397
Total Exchange-Traded Funds (Cost $369,410)		373,167

SHORT-TERM INVESTMENTS – 0.16%
Money Market Fund – 0.16%
Wells Fargo Advantage Government Money Market Fund	58,776	58,776
Total Short-Term Investments (Cost $58,776)		58,776
Total Investments (Cost $35,537,246) – 99.55%		37,669,799
Other Assets in Excess of Liabilities – 0.45%		168,715
TOTAL NET ASSETS – 100.00%		$37,838,514

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statement of Assets and Liabilities

Assets
Investments, at value (cost $153,469,655, $94,070,880, and $35,537,246, respectively)
Cash
Foreign currencies (cost $0, $204,956, and $70,009, respectively)
Dividends and interest receivable
Receivable from Fund shares sold
Other assets
Total Assets

Liabilities
Payable to custodian
Payable to the Adviser
Payable to affiliates
Payable for Fund shares redeemed
Accrued expenses and other liabilities
Total Liabilities
Net Assets

Net Assets Consist Of:
Paid-in capital
Accumulated net investment income
Accumulated net realized gain (loss)
Net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation
Net Assets

Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share(1)

(1)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee of the net amount of the redemption on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

May 31, 2014 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$202,846,447	$122,239,220	$37,669,799
758	—	—
—	204,862	69,369
320,758	532,065	88,623
331,552	185,944	62,229
12,426	10,046	14,165
203,511,941	123,172,137	37,904,185

118,000	—	—
142,880	86,522	13,237
46,332	45,635	23,292
60,449	33,013	—
31,203	31,447	29,142
398,864	196,617	65,671
$203,113,077	$122,975,520	$37,838,514

$139,728,489	$91,467,444	$36,622,202
179,634	767,159	265,775
13,828,162	2,569,573	(1,181,286)

49,376,792	28,168,340	2,132,553
—	3,004	(730)
$203,113,077	$122,975,520	$37,838,514

11,851,951	8,374,908	3,839,706

$17.14	$14.68	$9.85

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statement of Operations

Investment Income
Dividend income(1)
Interest income
Total Investment Income

Expenses
Management fees
Administration and accounting fees
Transfer agent fees and expenses
Audit and tax fees
Federal and state registration fees
Legal fees
Custody fees
Chief Compliance Officer fees
Reports to shareholders
Trustees’ fees
Other expenses
Total expense before waivers
Expense waiver by Adviser (Note 4)
Net expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments
Change in net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation
Net Realized and Unrealized Gain (Loss) on Investments
Net Increase in Net Assets from Operations

(1)	Net of foreign taxes withheld of $279, $221,292, and $40,049, respectively.

The accompanying notes are an integral part of these financial statements.

For the Six Months Ended May 31, 2014 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$1,376,348	$2,293,875	$729,744
33	274	60
1,376,381	2,294,149	729,804

799,132	472,992	108,524
88,856	83,046	37,115
22,846	19,940	9,288
15,022	14,742	14,014
11,520	11,706	14,806
6,210	6,076	5,426
5,174	24,182	17,512
4,540	3,822	4,540
4,404	2,984	2,072
2,546	2,546	2,546
5,046	3,561	2,163
965,296	645,597	218,006
—	—	(51,033)
965,296	645,597	166,973

411,085	1,648,552	562,831

14,119,053	2,584,571	(78,174)

(4,140,083)	3,717,443	3,113,725
—	1,370	107
9,978,970	6,303,384	3,035,658
$10,390,055	$7,951,936	$3,598,489

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2014	November 30,
	(Unaudited)	2013
From Operations
Net investment income	$411,085	$1,245,809
Net realized gain from investments	14,119,053	8,657,595
Net change in unrealized
appreciation (depreciation) on investments	(4,140,083)	35,150,598
Net increase in net assets from operations	10,390,055	45,054,002

From Distributions
Net investment income	(1,177,846)	(1,074,841)
Net realized gain on investments	(8,805,578)	(3,254,598)
Net decrease in net assets
resulting from distributions paid	(9,983,424)	(4,329,439)

From Capital Share Transactions
Proceeds from shares sold	23,217,228	36,234,221
Net asset value of shares issued
to distributions declared	9,935,729	4,053,779
Costs for shares redeemed*	(12,628,928)	(23,175,363)
Net increase in net assets from
capital share transactions	20,524,029	17,112,637

Total Increase in Net Assets	20,930,660	57,837,200

Net Assets
Beginning of period	182,182,417	124,345,217
End of period	$203,113,077	$182,182,417

Accumulated Net Investment Income	$179,634	$946,395

* Net of redemption fees of	$1,038	$1,666

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2014	November 30,
	(Unaudited)	2013
From Operations
Net investment income	$1,648,552	$1,001,453
Net realized gain from investments	2,584,571	3,073,013
Net change in unrealized appreciation on investments	3,718,813	18,483,536
Net increase in net assets from operations	7,951,936	22,558,002

From Distributions
Net investment income	(1,783,873)	(1,023,140)
Net realized gain on investments	(67,753)	—
Net decrease in net assets
resulting from distributions paid	(1,851,626)	(1,023,140)

From Capital Share Transactions
Proceeds from shares sold	19,985,612	22,145,931
Net asset value of shares issued
to distributions declared	1,828,018	960,178
Costs for shares redeemed*	(6,069,331)	(11,485,780)
Net increase in net assets from
capital share transactions	15,744,299	11,620,329

Total Increase in Net Assets	21,844,609	33,155,191

Net Assets
Beginning of period	101,130,911	67,975,720
End of period	$122,975,520	$101,130,911

Accumulated Net Investment Income	$767,159	$902,480

* Net of redemption fees of	$786	$1,105

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Period Ended
	May 31, 2014	November 30,
	(Unaudited)	2013(1)
From Operations
Net investment income	$562,831	$220,673
Net realized loss from investments	(78,174)	(1,077,690)
Net change in unrealized
appreciation (depreciation) on investments	3,113,832	(982,009)
Net increase (decrease) in net assets from operations	3,598,489	(1,839,026)

From Distributions
Net investment income	(543,151)	—
Net decrease in net assets
resulting from distributions paid	(543,151)	—

From Capital Share Transactions
Proceeds from shares sold	4,936,312	32,442,290
Net asset value of shares issued
to distributions declared	540,218	—
Costs for shares redeemed*	(827,179)	(469,439)
Net increase in net assets from
capital share transactions	4,649,351	31,972,851

Total Increase in Net Assets	7,704,689	30,133,825

Net Assets
Beginning of period	30,133,825	—
End of period	$37,838,514	$30,133,825

Accumulated Net Investment Income	$265,775	$246,095

* Net of redemption fees of	$974	$2,034

(1)	The Fund commenced operations on April 30, 2013.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Gerstein Fisher Multi-Factor® Growth Equity Fund

Financial Highlights

Net Asset Value, Beginning of Period

Income from investment operations:
Net investment income(2)
Net realized and unrealized gain on investments
Total from investment operations

Less distributions paid:
From net investment income
From net realized gain on investments
Total distributions paid
Paid-in capital from redemption fees (Note 2)
Net Asset Value, End of Period

Total Return(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(5)
After waiver, expense reimbursement, and recoupments(5)
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)
After waiver, expense reimbursement, and recoupments(5)
Portfolio turnover rate(4)

(1)	The Fund commenced operations on December 31, 2009.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Year Ended	Year Ended	Year Ended	Period Ended
May 31, 2014	November 30,	November 30,	November 30,	November 30,
(Unaudited)	2013	2012	2011	2010(1)
$17.19	$13.29	$11.71	$10.90	$10.00

0.04	0.12	0.11	0.04	0.03
0.86	4.24	1.61	0.82	0.87
0.90	4.36	1.72	0.86	0.90

(0.11)	(0.11)	(0.02)	(0.05)	—
(0.84)	(0.35)	(0.12)	—	—
(0.95)	(0.46)	(0.14)	(0.05)	—
0.00 (3)	0.00 (3)	0.00 (3)	—	0.00 (3)
$17.14	$17.19	$13.29	$11.71	$10.90

5.47%	33.98%	14.91%	7.86%	9.00%

$203,113	$182,182	$124,345	$81,726	$65,228

1.03%	1.08%	1.16%	1.20%	1.29%
1.03%	1.08%	1.16%	1.23%	1.25%

0.44%	0.82%	0.85%	0.35%	0.28%
0.44%	0.82%	0.85%	0.32%	0.33%
33.53%	50.35%	64.34%	74.74%	141.07%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended	Year Ended	Period Ended
	May 31, 2014	November 30,	November 30,
	(Unaudited)	2013	2012(1)
Net Asset Value, Beginning of Period	$13.93	$10.82	$10.00

Income from investment operations:
Net investment income(2)	0.21	0.15	0.14
Net realized and unrealized
loss on investments	0.79	3.12	0.68
Total from investment operations	1.00	3.27	0.82

Less distributions paid:
From net investment income	(0.24)	(0.16)	—
From net realized gain on investments	(0.01)	—	—
Total distributions paid	(0.25)	(0.16)	—
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$14.68	$13.93	$10.82

Total Return(4)	7.32%	30.65%	8.20%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$122,976	$101,131	$67,976
Ratio of expenses to average net assets:
Before waiver, expense
reimbursement and recoupments(5)	1.16%	1.26%	1.37%
After waiver, expense
reimbursement, and recoupments(5)	1.16%	1.27%	1.35%
Ratio of net investment income
to average net assets:
Before waiver, expense
reimbursement and recoupments(5)	2.96%	1.21%	1.61%
After waiver, expense
reimbursement, and recoupments(5)	2.96%	1.20%	1.63%
Portfolio turnover rate(4)	21.52%	66.56%	179.13%

(1)	The Fund commenced operations on January 27, 2012.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended	Period Ended
	May 31, 2014	November 30,
	(Unaudited)	2013(1)
Net Asset Value, Beginning of Period	$9.04	$10.00

Income from investment operations:
Net investment income(2)	0.15	0.08
Net realized and unrealized loss on investments	0.81	(1.04)
Total from investment operations	0.96	(0.96)

Less distributions paid:
From net investment income	(0.15)	—
Total distributions paid	(0.15)	—
Paid-in capital from redemption fees (Note 2)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$9.85	$9.04

Total Return(4)	10.94%	(9.60%)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$37,839	$30,134
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(5)	1.31%	1.72%
After waiver, expense reimbursement, and recoupments(5)	1.00%	1.00%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)	3.06%	0.84%
After waiver, expense reimbursement, and recoupments(5)	3.37%	1.56%
Portfolio turnover rate(4)	45.19%	139.05%

(1)	The Fund commenced operations on April 30, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds
Notes to Financial Statements
May 31, 2014 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Gerstein Fisher Funds (the “Funds”) are comprised of the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, and each Fund represents a distinct, diversified series with their own investment objectives and policies within the Trust. The investment objective of the Gerstein Fisher Multi-Factor® Growth Equity Fund and the Gerstein Fisher Multi-Factor® International Growth Equity Fund is long-term capital appreciation. The investment objective of the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund is total return (a combination of long-term capital appreciation and current income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Gerstein Fisher Multi-Factor® Growth Equity Fund commenced operations on December 31, 2009. The Gerstein Fisher Multi-Factor® International Growth Equity Fund commenced operations January 27, 2012. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund commenced operations on April 30, 2013. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by Gerstein, Fisher & Associates, Inc. (the “Adviser”), the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

For the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, in the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Funds’ net asset values (“NAV”) are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2014:

Gerstein Fisher Multi-Factor® Growth Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$202,845,822	$—	$—	$202,845,822
Total Equity	202,845,822	—	—	202,845,822
Short-Term Investments	625	—	—	625
Total Investments in Securities	$202,846,447	$—	$—	$202,846,447

During the period there were no transfers between levels for the Fund.

*	For further information regarding security characteristics, please see the Schedules of Investments.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
	Level 1(1)	Level 2(1)	Level 3	Total
Assets:
Equity
Common Stocks*	$3,364,910	$118,554,165	$—	$121,919,075
Total Equity	3,364,910	118,554,165	—	121,919,075
Fixed Income
Corporate Notes	—	196,966	—	196,966
Total Fixed Income	—	196,966	—	196,966
Short-Term Investments	123,179	—	—	123,179
Total Investments in Securities	$3,488,089	$118,751,131	$—	$122,239,220

*	For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$1,840,714
Transfers out of Level 1	457,018
Net transfers in and/or out of Level 1	$2,297,732

Transfers into Level 2	$457,018
Transfers out of Level 2	1,840,714
Net transfers in and/or out of Level 2	$2,297,732

(1)	Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
	Level 1(1)	Level 2(1)	Level 3	Total
Assets:
Equity
Common Stocks*	$1,469,568	$4,626,155	$—	$6,095,723
Real Estate Investment Trusts	22,150,481	8,991,652	—	31,142,133
Exchange-Traded Funds	373,167	—	—	373,167
Total Equity	23,993,216	13,617,807	—	37,611,023
Short-Term Investments	58,776	—	—	58,776
Total Investments in Securities	$24,051,992	$13,617,807	$—	$37,669,799

*	For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$764,232
Transfers out of Level 1	—
Net transfers in and/or out of Level 1	$764,232

Transfers into Level 2	$—
Transfers out of Level 2	764,232
Net transfers in and/or out of Level 2	$764,232

(1) Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.
The Funds did not hold any Level 3 securities during the period.
The Funds did not hold financial derivative instruments during the period presented.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(d)	Distributions to Shareholders

The Funds will distribute net investment income and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

(f)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Funds charge a 1.00% redemption fee on the net amount of the redemption on shares held for 60 days or less. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(g)	Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
(h)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on the tax advantage selection method.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters
The tax character of distributions paid during the year ended November 30, 2013 and November 30, 2012 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Growth Equity Fund
Year Ended November 30, 2012	$155,260	$864,560
Year Ended November 30, 2013	$1,074,841	$3,254,598

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
International Growth Equity Fund
Period Ended November 30, 2012(1)	$—	$—
Year Ended November 30, 2013	$1,023,140	$—

(1)	The Gerstein Fisher Multi-Factor® International Growth Equity Fund commenced operations on January 27, 2012.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund
Period Ended November 30, 2013(1)	$—	$—

(1)	The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund commenced operations on April 30, 2013.

As of November 30, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund(1)
Cost basis of investments for
federal income tax purposes	$129,299,504	$77,409,002	$31,255,942
Gross tax unrealized appreciation	54,264,755	25,503,039	969,696
Gross tax unrealized depreciation	(1,221,016)	(1,848,515)	(2,114,215)
Net tax unrealized appreciation	53,043,739	23,654,524	(1,144,519)
Undistributed ordinary income	2,851,417	1,693,228	394,111
Undistributed long-term capital gain	7,082,801	58,380	—
Total distributable earnings	9,934,218	1,751,608	394,111
Other accumulated losses	—	1,634	(1,088,618)
Total accumulated gains	$62,977,957	$25,407,766	$(1,839,026)

(1)	The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund commenced operations on April 30, 2013.

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and mark-to-market PFIC adjustments.

At November 30, 2013, the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund had short-term capital losses of $1,087,781, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the period ended November 30, 2013.

The Gerstein Fisher Multi-Factor® International Growth Equity Fund utilized $2,798,944 of short-term capital losses in the fiscal year 2013.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2013, the following table shows the reclassifications made:

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund(1)
Undistributed net
investment income (loss)	$—	$213,927	$25,422
Accumulated net
realized gain (loss)	$—	$(213,927)	$(25,422)
Paid-in capital	$—	$—	$—

(1)	The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund commenced operations on April 30, 2013.

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2013. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2013. At November 30, 2013, the fiscal tax years 2011 through 2013 remain open to examination for the Gerstein Fisher Multi-Factor® Growth Equity Fund, the fiscal tax years 2012 and 2013 remain open to examination for the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the fiscal tax year 2013 remains open to examination for the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund compensate the Adviser for its management services at the annual rate of 0.85%, 0.85% and 0.65%, respectively, of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses, through the expiration date listed below at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that each Fund’s operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense
	Limitation Cap	Expiration Date
Gerstein Fisher Multi-Factor®
Growth Equity Fund	1.25%	March 30, 2015
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	1.35%	January 27, 2015
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	1.00%	April 30, 2016

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
November 2016	$0	$0	$101,258
May 2017	$0	$0	$51,033

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees and expenses incurred for the six months ended May 31, 2014, and owed as of May 31, 2014 are as follows:

Administration and Accounting	Incurred	Owed
Multi-Factor® Growth Equity Fund	$88,856	$35,149
Multi-Factor® International Growth Equity Fund	$83,046	$28,762
Multi-Factor® Global Real Estate Securities Fund	$37,115	$12,025

Transfer Agency	Incurred	Owed
Multi-Factor® Growth Equity Fund	$22,664	$8,003
Multi-Factor® International Growth Equity Fund	$19,940	$6,423
Multi-Factor® Global Real Estate Securities Fund	$9,288	$4,538

Custody	Incurred	Owed
Multi-Factor® Growth Equity Fund	$5,174	$1,638
Multi-Factor® International Growth Equity Fund	$24,182	$9,333
Multi-Factor® Global Real Estate Securities Fund	$17,512	$5,182

The Funds each have a line of credit with US Bank (see Note 8).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended May 31, 2014, and owed as of May 31, 2014 are as follows:

	Incurred	Owed
Multi-Factor® Growth Equity Fund	$4,540	$1,543
Multi-Factor® International Growth Equity Fund	$3,822	$1,118
Multi-Factor® Global Real Estate Securities Fund	$4,540	$1,546

(6)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

Gerstein Fisher Multi-Factor® Growth Equity Fund
	Six Months Ended	Year Ended
	May 31, 2014	November 30, 2013
Shares sold	1,404,544	2,481,388
Shares reinvested	607,318	315,961
Shares redeemed	(758,844)	(1,554,293)
Net increase	1,253,018	1,243,056

Gerstein Fisher Multi-Factor® International Growth Equity Fund
	Six Months Ended	Year Ended
	May 31, 2014	November 30, 2013
Shares sold	1,408,015	1,829,835
Shares reinvested	133,530	88,090
Shares redeemed	(428,201)	(939,614)
Net increase	1,113,344	978,311

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
	Six Months Ended	Period Ended
	May 31, 2014	November 30, 2013(1)
Shares sold	533,757	3,385,946
Shares reinvested	61,424	—
Shares redeemed	(89,436)	(51,985)
Net increase	505,745	3,333,961

(1)	The Fund commenced operations April 30, 2013.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the six months ended May 31, 2014, are listed below. The Funds did not have any purchases or sales of long-term U.S. Government securities.

	Purchases	Sales
Gerstein Fisher Multi-Factor®
Growth Equity Fund	$74,607,940	$(63,539,878)
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$39,353,914	$(23,980,578)
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	$19,982,958	$(15,123,084)

(8)	Line of Credit

At May 31, 2014, the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund each had lines of credit in the amount of $5,000,000, $10,000,000 and $4,000,000, respectively, which all mature August 15, 2014.  These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, US Bank.  Interest will be accrued at the prime rate of 3.25% (as of May 31, 2014).  The following table provides information regarding usage of the line of credit for the six months ended May 31, 2014.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Gerstein Fisher
Multi-Factor® Growth
Equity Fund	3	$287,333	$78	$626,000	12/23/2013
Gerstein Fisher
Multi-Factor®
International Growth
Equity Fund	6	$53,167	$29	$86,000	12/23/2013
Gerstein Fisher
Multi-Factor® Global Real
Estate Securities Fund	2	$73,000	$13	$73,000	12/24/2013

* Interest expense is included within other expenses on the Statement of Operations.

Gerstein Fisher Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Gerstein Fisher Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal period ended November 30, 2013 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Gerstein Fisher Multi-Factor® Growth Equity Fund	0.00%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	0.00%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	0.00%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal period ended November 30, 2013, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Gerstein Fisher Multi-Factor® Growth Equity Fund	96.70%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	0.00%

The Gerstein Fisher Multi-Factor® Growth Equity Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section (852)(b)(3), the amount necessary to reduce the earnings on profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2013.  The Fund utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deduction.  The amount designated as long-term capital gains was as follows:

Gerstein Fisher Multi-Factor® Growth Equity Fund	$3,254,598

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has elected to pass through to its shareholders the foreign taxes paid for the year ended November 30, 2013 as follows:

			Foreign
	Foreign	Foreign	Paid Taxes
	Dividend Income	Taxes Paid	per share
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$2,143,202	$213,461	$0.0294

Ordinary Income Dividend and Foreign Tax Credit

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has made an election under Section 853 of the Internal Revenue Code to provide to its shareholders the benefit of foreign tax credits in the per share amount designated below.  Therefore, shareholders who must file a U.S. Federal Income tax return will be entitled to a foreign tax credit or itemized deduction in an amount equal to $0.0266 per share for each share owned on November 30, 2013, in computing their tax liability.  It is generally more advantageous to claim a credit than a deduction.

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-473-1155.

Independent Trustees

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	35	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 59		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	35	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 57		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Jonas B. Siegel	Trustee	Indefinite	Managing	35	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 71		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee,
			(1994–2011).		Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies);
Independent
Manager
Ramius IDF
fund complex
(two closed-end
investment
companies);
Independent
Trustee, Gottex
Trust (an open-
ended
investment
company with
one portfolio).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	35	Trustee,
615 E. Michigan St.	and	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		(an open-end
Age: 52		2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 56	Executive	2013	Services, LLC
	Officer		(2004–present)

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 40	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 34		2005	(2004–present).

Robert M. Slotky(2)	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer, Vice	January 26,	U.S. Bancorp Fund
Age: 67	President	2011	Services, LLC
	and		(2001–present).
Anti-Money
Laundering
Officer

Anita M. Zagrodnik(2)	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President,
Milwaukee, WI 53202	Officer, Vice	Effective	U.S. Bancorp Fund
Age: 54	President	July 1, 2014	Services, LLC
	and		(January 2014–
	Anti-Money		present); Senior
	Laundering		Vice President, Ariel
	Officer		Investments, LLC
(2010–2013); Vice
President, Ariel
Investments, LLC
(2003–2010).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 32		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

(2)	Effective July 1, 2014, Anita M. Zagrodnik will replace Robert M. Slotky as Chief Compliance Officer, Vice President and Anti-Money Laundering Officer.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-473-1155. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 1-800-473-1155 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-473-1155 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

GERSTEIN FISHER FUNDS

Investment Adviser	Gerstein, Fisher & Associates, Inc.
565 Fifth Avenue, 27th Floor
New York, New York 10017

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 5, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    August 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    August 5, 2014

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date    August 5, 2014

* Print the name and title of each signing officer under his or her signature.